Description of Plan - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, participants elective deferral contribution	100.00%
Employee benefit plan. percentage on employee eligible compensation	100.00%
Employee benefit plans, minimum service hours per year	1000 hours
Employee benefit plan, profit sharing contribution receivable	$ 349,234	$ 241,347
Employee benefit plan, vest percentage	100.00%
Employee benefit plan, notes receivable from participant fund accounts minimum borrowing amount	$ 1,000
Employee benefit plan, notes receivable from participant fund accounts maximum borrowing amount	$ 50,000
Employee benefit plan, note receivable from participant account maximum borrowing to account, percentage	50.00%
Employee benefit plan, forfeiture activity	$ 0	$ 0
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan. percentage on employee eligible compensation	4.00%
Employee benefit plan, participant's account and bear fixed interest rates	9.50%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, participant's account and bear fixed interest rates	4.25%